UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Koch Industries, Inc.
Address:  4111 E. 37th Street North
          Wichita, Kansas 67220

13F File Number: 28-10337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Dinkel
Title:  Controller
Phone:  316-828-6486

Signature, Place and Date of Signing:

 /S/ RICHARD DINKEL   Wichita, Kansas   May 1, 2012

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total:  167434  (thousands)


List of Other Included Managers:


No  Form 13F File Number   Name
--  --------------------   ----

01  28-13357               Spring Creek Capital, LLC

                                                    FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER        CLASS           CUSIP    (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED NONE
----------------------------  --------      ---------  --------  -------  --- ----  -------  -------- --------- ------ ----
CME GROUP INC		      COM	     12572Q105   2315      8000  SH	     SOLE    	       8000     0     0
ALCOA INC		      COM	     013817101   9018    900000  SH	  DEFINED   01	     900000     0     0
BUCKEYE PARTNERS LP           UNIT LTD PRTN  118230101  46362    757800  SH	  DEFINED   01	     757800     0     0
ENERGY TRANSFER EQUITY LP     COM UT LTD PTN 29273V100  76570   1900000  SH	  DEFINED   01	    1900000     0     0
GENESIS ENERGY LP	      UNIT LTD PARTN 371927104   1383     45000  SH	  DEFINED   01	      45000     0     0
MARKWEST ENERGY PARTNERS LP   UNIT LTD PARTN 570759100   8768    150000  SH	  DEFINED   01	     150000     0     0
REGENCY ENERGY PARTNERS LP    COM UNITS LP   75885Y107   3074    125000  SH	  DEFINED   01	     125000     0     0
ROSE ROCK MIDSTREAM LP	      COM U REP LTD  777149105   1788     75000  SH	  DEFINED   01	      75000     0     0
TITAN INTL INC ILL	      COM            88830M102   3548    150000  SH	  DEFINED   01	     150000     0     0
TRANSOCEAN LTD		      REG SHS        H8817H100   4103     75000  SH	  DEFINED   01	      75000     0     0
VANGUARD NATURAL RESOURCES L  COM UNIT       92205F106   3950    143000  SH       DEFINED   01       143000     0     0
WILLIAMS COS INC DEL	      COM	     969457100   2311     75000  SH	  DEFINED   01	      75000     0     0
WILLIAMS PARTNERS LP	      COM UNIT LP    96950F104   4244     75000  SH	  DEFINED   01	      75000     0     0